CAPITAL AND RESERVES	9 Months Ended
Sep. 30, 2024
Capital And Reserves
CAPITAL AND RESERVES

12. CAPITAL AND RESERVES

Share capital and share premium

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	Authorized		Issued and Paid
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Ordinary shares no-par value	unlimited	unlimited	197,738	183,605

During the nine-month period ended September 30, 2024, the Company issued 14.1 million shares due to exercise of stock options, exercise of warrants, and release of restricted stock units granted to agents and employees.

During the quarter ended September 30, 2024, the Company repurchased 2.7 million Common Shares for a total of $15.1 million. During the quarter ended September 30, 2023, the Company repurchased $0.1 million Common Shares for a total of $0.4 million.

Total number of shares held by our trustee in the NCIB is 194 thousand and 175 thousand as of September 30, 2024 and December 31, 2023, respectively.